Tax charge - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Corporation tax	$ (474)	$ (405)	$ (376)
Adjustments in respect of prior years	(7)	6	(7)
Total current tax charge	(481)	(399)	(383)
Deferred tax arising from:
Origination and reversal of temporary differences	4	(388)	(306)
Impact of changes in local statutory tax rates			(1)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	2	(17)	(21)
Total deferred tax credit (charge)	6	(405)	(328)
Total tax charge	$ (475)	$ (804)	$ (711)